Federated Hermes Opportunistic High Yield Bond Fund
A Portfolio of Federated Hermes High Yield Trust
CLASS A SHARES (TICKER FHYAX)
CLASS C SHARES(TICKER FHYCX)
INSITUTIONAL SHARES (TICKER FHTIX)
SERVICE SHARES (TICKER FHYTX)
CLASS R6 SHARES (TICKER FHYLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2025
Effective November 1, 2025, Mark E. Durbiano no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Durbiano.
Gene B. Neavin, CFA, and Kathryn P. Glass, CFA, will continue as portfolio managers of the Fund and will continue to manage its portfolio as described in the Prospectus.
October 23, 2025

Federated Hermes Opportunistic High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457108 (10/25)
© 2025 Federated Hermes, Inc.